STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, Minimum	82.39%	54.57%
Volatility, Maximum	87.28%	64.74%
Risk-free interest rate, Minimum	1.00%	1.65%
Risk-free interest rate, Maximum	1.54%	2.84%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	8 years 6 months 4 days	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 8 months 5 days	5 years